GOODWILL (Tables)	12 Months Ended
Dec. 31, 2019
GOODWILL
Schedule of Goodwill

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Balance as of January 1	—	—	165,171	23,725
Addition	—	165,171	45,272	6,504
Impairment	—	—	—	—
Balance as of December 31	—	165,171	210,443	30,229